Alpine Small Cap Fund
Alpine Small Cap Fund
Investment Objective
Alpine Small Cap Fund (Alpine Innovators Fund prior to March 31, 2014) (the “Small Cap Fund”) seeks capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial intermediary and in the Fund’s Prospectus and Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Alpine Small Cap Fund	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alpine Small Cap Fund		Class A	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.80%	0.80%
Total Annual Fund Operating Expenses		2.05%	1.80%
Fee Waiver / Expense Reimbursement	[1]	(0.45%)	(0.45%)
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursement		1.60%	1.35%
[1]	The Adviser has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.60% of the average net assets of the Class A shares and 1.35% of the average net assets of the Institutional Class shares. This arrangement cannot be terminated prior to February 28, 2015 without the Board of Trustees' consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

• You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

• Your investment has a 5% return each year and the Fund’s operating expenses remain the same

• You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Alpine Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	704	1,116	1,553	2,763
Institutional Class	137	523	933	2,079

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

During the fiscal year ended October 31, 2013, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Prior to March 31, 2014, the Fund has been named Alpine Innovators Fund and, under normal circumstances, has primarily invested its net assets in the equity securities of U.S. and foreign companies that the Adviser believes have a competitive advantage and offer superior growth potential due to the innovative nature of each company’s products, technology or business model. Such equity securities primarily include common stocks listed on public exchanges, but may include securities acquired through direct investments or private placements. The Fund has invested up to 20% of its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges. The Fund has invested in innovative companies with any market capitalization, however, innovative stocks tend to be companies with smaller market capitalizations.

Effective March 31, 2014, the Fund is named Alpine Small Cap Fund. Under normal circumstances, the Small Cap Fund invests at least 80% of its net assets in the equity securities of small capitalization companies. The Fund defines small capitalization companies to be companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000® Index, a widely-used benchmark for small capitalization stock performance. (The Fund is not an index fund.) The market capitalization range of the Russell 2000® Index as of January 15, 2014 was $160 million to $5.7 billion. This range varies daily. Equity securities usually include common stocks, but also may include preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts (“REITs”)), partnerships, and limited liability companies. The Fund may also invest in securities that are tied to the price of stock, including rights and convertible debt securities.

The Fund uses a “blend” strategy to invest in both growth and value stocks, or in stocks with characteristics of both. Growth companies are companies that the Adviser believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level. Value companies are companies that the Adviser believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

The Fund may invest up to 30% of its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.

The Adviser chooses stocks using both quantitative and fundamental research. The Adviser uses quantitative research to identify small capitalization companies selling at the lower end of their historic valuation range, companies with positive earnings, and companies with growth prospects that are expected to exceed the growth rate of the U.S. economy. The Adviser uses fundamental research to learn about a small capitalization company’s operating environment, financial condition, leadership position within its industry, resources and strategic plans.

The Fund generally will sell a security when the Adviser believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons.

The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”) (subject to the Adviser’s discretionary policy based on percentage of investments in the Fund by the Adviser or principals of the Adviser, which, as of the date of this Prospectus, does not permit investments in IPOs by the Fund) and secondary offerings.

The Fund’s 80% investment policy may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Principal Investment Risks

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the Fund.

•  Currency Risk — The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

• Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•  Foreign Currency Transactions Risk — Foreign securities are often denominated in foreign currencies. As a result, the value of the Fund’s shares is affected by changes in exchange rates. The Fund may enter into foreign currency transactions to try to manage this risk. The Fund’s ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the Adviser to accurately predict the direction of changes in currency exchange rates.

• Foreign Securities Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

• Growth Stock Risk — Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

• Initial Public Offerings and Secondary Offerings Risk — The Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs and secondary offerings on a Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce a Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

• Leverage Risk — The Fund may use leverage to purchase securities. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

•  Liquidity Risk — Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

• Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

• Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

•  Real Estate Investment Trusts (“REITs”) Risk — REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment.

•  Small Capitalization Company Risk — Securities of small capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

•  Undervalued Stock Risk — The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses. By combining both growth and value styles, the Adviser seeks to diversify these risks and lower the volatility, but there is no assurance that this strategy will achieve that result.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares (formerly known as the Investor Class). The Class A shares of the Fund were not issued prior to December 30, 2011. Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as other benchmarks. Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. To the extent the Fund engaged in leverage, this may have affected performance. The Fund’s past performance benefitted significantly from IPOs of certain issuers, and there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPOs and secondary offerings in the future. Past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Alpine Small Cap Fund (Alpine Innovators Fund prior to March 31, 2014) Total Returns as of 12/31 of Each Year Institutional Class

Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
28.46%	6/30/09	(40.82)%	12/31/08

Average Annual Total Returns (For the periods ending December 31, 2013)
Average Annual Total Returns Alpine Small Cap Fund		1 Year	5 Years	Since Inception		Inception Date
Institutional Class		32.96%	20.52%	6.70%		Jul. 11, 2006
Institutional Class - Return After Taxes on Distributions		32.96%	20.52%	6.44%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares		18.66%	16.82%	5.23%
Class A		25.37%		19.27%		Dec. 30, 2011
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[1]	38.82%	20.08%	58.33%	[2]
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		33.55%	18.71%	7.77%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		32.38%	17.94%	7.46%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)		43.30%	22.58%	9.77%
Lipper Multi-Cap Growth Funds Average		35.03%	20.03%	8.80%	[2]
[1]	Effective March 31, 2014, the Fund's primary benchmark against which it measures its performance, the Russell 3000 Index, is replaced with the Russell 2000 Index. The Adviser believes that the Russell 2000 Index more accurately reflects the new investment strategies of the Fund.
[2]	The Lipper Multi-Cap Growth Funds Average reflects a return from July 13, 2006 through December 31, 2013.

The Fund’s annual total returns prior to March 31, 2014 as reflected in the bar chart and the table are the returns of the Fund that followed different investment strategies under the name “Alpine Innovators Fund.”

The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class A shares will vary from returns shown for Institutional Class shares.